Description of Organization and Business Operations (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 29, 2020	Mar. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering, shares (in Shares)	23,000,000
Share issued price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 6,100,000
Transaction costs amounted			$ 14,255,791
Underwriting fees			4,000,000
Deferred underwriting fees			9,800,000
Other costs			455,791
Held trust account			$ 1,158,934
Proceeds of initial public offering	$ 230,000,000
Percentage of public shares		100.00%	100.00%
Percentage of fair market value		80.00%	80.00%
Redeem in public shares at per share (in Dollars per share)	$ 10.00
Tangible assets		$ 5,000,001	$ 5,000,001
Franchise and income taxes dissolution expenses		$ 100,000	$ 100,000
Business combination, description		(i) that would modify the substance or timing of the Company’s obligation to redeem 100% of Public Shares if it does not complete an initial Business Combination within the Combination Period or (ii) with respect to any other provisions relating to stockholders’ rights or pre-initial Business Combination activity. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account, net of taxes payable). The per-share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representatives (as discussed in Note 6). There will be no redemption rights with respect to the Company’s warrants in connection with such a stockholder vote to approve such an amendment to the Company’s amended and restated certificate of incorporation. Notwithstanding the foregoing, the Company may not redeem shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Insiders have agreed to vote any Founder Shares, Private Placement Shares and any Public Shares held by them in favor of any such amendment.	(i) that would modify the substance or timing of the Company’s obligation to redeem 100% of Public Shares if it does not complete an initial Business Combination within the Combination Period or (ii) with respect to any other provisions relating to stockholders’ rights or pre-initial Business Combination activity. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially approximately $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account, net of taxes payable). The per-share amount to be distributed to stockholders who redeem their shares will not be reduced by the deferred underwriting commissions the Company will pay to the representatives (as discussed in Note 7). There will be no redemption rights with respect to the Company’s warrants in connection with such a stockholder vote to approve such an amendment to the Company’s amended and restated certificate of incorporation. Notwithstanding the foregoing, the Company may not redeem shares in an amount that would cause its net tangible assets to be less than $5,000,001. The Insiders have agreed to vote any Founder Shares, Private Placement Shares and any Public Shares held by them in favor of any such amendment.
Redeem percentage		100.00%	100.00%
Proposed offering		15.00%	15.00%
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	3,000,000
Gross proceeds	$ 230,000,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share issued price per share (in Dollars per share)	$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering, shares (in Shares)	610,000	610,000	610,000
Share price (in Dollars per share)	$ 10.00
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 230,000,000
Class A Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering, shares (in Shares)	23,000,000